Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 29, 2025	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table sets forth the compensation for our principal executive officer (the “PEO”) and the average compensation for our other NEOs (“non-PEO NEOs”), both as reported in the Summary Compensation Table in this proxy statement and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under the SEC’s pay versus performance disclosure rules, for each of the past five fiscal years. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our financial performance, refer to the Compensation Discussion and Analysis section in this proxy statement.

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation “Actually Paid” to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation “Actually Paid” to non- PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income(7) (in thousands)	Company Selected Measure: Adjusted EBITDA(8) (in thousands)
					Company TSR(5)	Peer Group TSR(6)
2025	$1,815,360	$103,862	$668,872	$225,781	$280.94	$145.55	$14,515	$39,733
2024	$2,440,460	$2,206,568	$838,329	$826,706	$420.49	$181.83	$13,647	$38,613
2023	$1,444,134	$1,422,311	$603,803	$600,973	$337.32	$174.48	$10,688	$30,421
2022	$1,353,485	$1,512,100	$597,959	$498,629	$306.19	$195.02	$11,380	$26,307
2021	$1,090,694	$2,355,064	$441,760	$515,091	$185.21	$165.93	$7,791	$20,575

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote

(1)	Reflects compensation for Lee D. Rudow, our Chief Executive Officer, for the applicable fiscal year as reported in the Summary Compensation Table for the applicable year.
(3)	Reflects the average compensation for the non-PEO NEOs in each applicable fiscal year based on compensation amounts reported in the Summary Compensation Table for the applicable fiscal year. The following table shows the executives who are included as non-PEO NEOs.

Executive	2021	2022	2023	2024	2025
Thomas L. Barbato			X	X	X
Theresa A. Conroy			X	X	X
Mark A. Doheny	X	X	X	X
Michael J. Haddad					X
Michael W. West	X				X
James M. Jenkins		X	X	X
Michael J. Tschiderer	X

PEO Total Compensation Amount	$ 1,815,360	$ 2,440,460	$ 1,444,134	$ 1,353,485	$ 1,090,694
PEO Actually Paid Compensation Amount	$ 103,862	2,206,568	1,422,311	1,512,100	2,355,064
Adjustment To PEO Compensation, Footnote

(2)	The dollar amounts reported in this column represent the amount of “compensation actually paid,” or CAP, to the PEO in the applicable fiscal year, as computed in accordance with the SEC’s pay versus performance disclosure rules. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to the PEO during the applicable fiscal year. The following table provides additional information as to the amounts deducted from and added to the Summary Compensation Table Total for the PEO pursuant to the SEC’s rules to determine CAP to the PEO:

Fiscal 2025
Summary Compensation Table Total for PEO	$1,815,360
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in Summary Compensation Table Total for the covered fiscal year	$(974,400)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	576,033
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(858,750)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(66,382)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	(387,999)
Add: Change in incremental fair value of awards modified during the covered fiscal year	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—
Compensation “Actually Paid” to PEO	$103,862

Non-PEO NEO Average Total Compensation Amount	$ 668,872	838,329	603,803	597,959	441,760
Non-PEO NEO Average Compensation Actually Paid Amount	$ 225,781	826,706	600,973	498,629	515,091
Adjustment to Non-PEO NEO Compensation Footnote

(4)	The dollar amounts reported in this column represent the average amount of CAP to the non-PEO NEOs in the applicable fiscal year, as computed in accordance with the SEC’s pay versus performance disclosure rules. The dollar amounts do not necessarily reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable fiscal year. The following table provides additional information as to the amounts deducted from and added to the Average Summary Compensation Table Total for non-PEO NEOs pursuant to the SEC’s rules to determine Average CAP to non-PEO NEOs:

Fiscal 2025
Summary Compensation Table Total for non-PEO NEOs	$668,872
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in Summary Compensation Table Total for the covered fiscal year	$(323,090)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	196,181
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(215,479)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(19,359)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	(81,344)
Add: Change in incremental fair value of awards modified during the covered fiscal year	—
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—
Compensation “Actually Paid” to non-PEO NEOs	$225,781

Compensation Actually Paid vs. Total Shareholder Return

CAP and TSR

As demonstrated by the following table, the amount of compensation actually paid to Mr. Rudow and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Rudow) is aligned with the Company’s cumulative TSR over the five years presented in the table. The table also compares the Company’s cumulative TSR to the TSR of our peer group. The alignment of CAP with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our NEOs is comprised of equity awards. As described in more detail in the section “Compensation Discussion and Analysis – Elements of Executive Compensation,” the Company’s executive compensation program is primarily performance-based, for both short-term incentives (annual cash bonuses) and long-term incentives (equity awards).

Compensation Actually Paid vs. Net Income

CAP and Net Income

As demonstrated by the following table, the amount of compensation actually paid to Mr. Rudow and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Rudow) is generally aligned with the Company’s net income over the last five completed fiscal years presented in the table, with the exception of fiscal 2025. During fiscal 2025, while net income increased over fiscal 2024, compensation actually paid to Mr. Rudow and the NEOs as a group (excluding Mr. Rudow) decreased primarily due to the significant decrease in the Company’s stock price.

Compensation Actually Paid vs. Company Selected Measure

CAP and Adjusted EBITDA

As demonstrated by the following table, the amount of compensation actually paid to Mr. Rudow and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Rudow) is generally aligned with the Company’s Adjusted EBITDA over the last five completed fiscal years presented in the table. As described in more detail in the section “Compensation Discussion and Analysis – Elements of Executive Compensation,” the Company uses Adjusted EBITDA as one of the base corporate objectives to determine awards of performance-based cash incentive compensation. Refer to Appendix A of this proxy statement for our definition of Adjusted EBITDA and a reconciliation of Adjusted EBITDA to the most directly comparable U.S. GAAP measure. However, in fiscal 2025, although Adjusted EBITDA increased over fiscal 2024, compensation actually paid to Mr. Rudow and the NEOs as a group (excluding Mr. Rudow) decreased primarily due to the significant decrease in the Company’s stock price.

Tabular List, Table

Financial Performance Measures

As discussed in the CD&A, our executive compensation program and compensation decisions reflect the guiding principle of aligning long-term performance with shareholder interests. The metrics used within our incentive plans are selected to support these objectives. The following lists the most important financial performance measures used by the Company during the most recently completed fiscal year. These measures are not listed in order of importance.

•	Adjusted EBITDA

•	Service Segment Gross Profit

Non-Financial Performance Measure

As discussed in the CD&A, the Board’s assessment of corporate performance was also considered in setting pay-for-performance compensation for fiscal 2025.

Total Shareholder Return Amount	$ 280.94	420.49	337.32	306.19	185.21
Peer Group Total Shareholder Return Amount	145.55	181.83	174.48	195.02	165.93
Net Income (Loss)	$ 14,515,000	$ 13,647,000	$ 10,688,000	$ 11,380,000	$ 7,791,000
Company Selected Measure Amount	39,733,000	38,613,000	30,421,000	26,307,000	20,575,000
PEO Name	Lee D. Rudow	Lee D. Rudow	Lee D. Rudow	Lee D. Rudow	Lee D. Rudow
Additional 402(v) Disclosure	In accordance with Item 402(v) of Regulation S-K, the Company is providing the following graphs with respect to the relationships between information presented in the Pay Versus Performance table.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA (earnings before interest, income taxes, depreciation and amortization, non-cash stock compensation expense, acquisition related transaction expenses, contingent consideration, and certain other expenses) is a non-GAAP measure. Refer to Appendix A of this proxy statement for our definition of Adjusted EBITDA and a reconciliation of Adjusted EBITDA to the most directly comparable U.S. GAAP measure.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Service Segment Gross Profit
PEO [Member] | Aggregate Value for Stock Awards and Option Awards Included in Summary Compensation Table Total for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (974,400)
PEO [Member] | Fair Value at Year End of Awards Granted During the Covered Fiscal Year that were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	576,033
PEO [Member] | Year-Over-Year Change in Fair Value at Covered Fiscal Year End of Awards Granted in any Prior Fiscal Year that were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(858,750)
PEO [Member] | Vesting Date Fair Value of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Change as of the Vesting Date in Fair Value of Awards Granted in any Prior Fiscal Year for Which Vesting Conditions were Satisfied During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(66,382)
PEO [Member] | Fair Value at End of Prior Fiscal Year of Awards Granted in any Prior Fiscal Year that Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(387,999)
PEO [Member] | Change in Incremental Fair Value of Awards Modified During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Dividends or Other Earnings Paid on Awards in the Covered Fiscal Year Prior to Vesting if not Otherwise Included in the Summary Compensation Table Total for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Aggregate Value for Stock Awards and Option Awards Included in Summary Compensation Table Total for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(323,090)
Non-PEO NEO [Member] | Fair Value at Year End of Awards Granted During the Covered Fiscal Year that were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	196,181
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value at Covered Fiscal Year End of Awards Granted in any Prior Fiscal Year that were Outstanding and Unvested at the Covered Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(215,479)
Non-PEO NEO [Member] | Vesting Date Fair Value of Awards Granted and Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Change as of the Vesting Date in Fair Value of Awards Granted in any Prior Fiscal Year for Which Vesting Conditions were Satisfied During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,359)
Non-PEO NEO [Member] | Fair Value at End of Prior Fiscal Year of Awards Granted in any Prior Fiscal Year that Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(81,344)
Non-PEO NEO [Member] | Change in Incremental Fair Value of Awards Modified During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Awards in the Covered Fiscal Year Prior to Vesting if not Otherwise Included in the Summary Compensation Table Total for the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0